Cash and Equivalents	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and Equivalents	Cash and Equivalents
We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and equivalents include cash balances held by our wholly owned subsidiaries as well as cash held by joint ventures that we consolidate. Joint venture and the Aspire project cash balances are limited to specific project activities and are not available for other projects, general cash needs or distribution to us without approval of the board of directors of the respective entities. We expect to use this cash for project costs and distributions of earnings.

The components of our cash and equivalents balance are as follows:

	December 31, 2020
Dollars in millions	International (a)	Domestic (b)	Total
Operating cash and equivalents	$228	$54	$282
Short-term investments (c)	3	—	3
Cash and equivalents held in consolidated joint ventures and Aspire Defence subcontracting entities	151	—	151
Total	$382	$54	$436

	December 31, 2019
Dollars in millions	International (a)	Domestic (b)	Total
Operating cash and equivalents	$187	$114	$301
Short-term investments (c)	58	93	151
Cash and equivalents held in consolidated joint ventures and Aspire Defence subcontracting entities	259	1	260
Total	$504	$208	$712

(a)Includes deposits held in non-U.S. operating accounts.
(b)Includes U.S. dollar and foreign currency deposits held in operating accounts that constitute onshore cash for tax purposes but may reside either in the U.S. or in a foreign country.
(c)Includes time deposits, money market funds, and other highly liquid short-term investments.